Subsequent Events (Details) - Subsequent Event [Member] - $ / shares	Dec. 31, 2024	Dec. 20, 2024	Dec. 12, 2024	Oct. 24, 2024
Alpha Mind [Member]
Subsequent Events [Line Items]
Extend maturity date	Jun. 30, 2025
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares owned				6,392,789,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0000001
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares issued		84,000,000,000,000	82,800,000,000,000